PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
PROPERTY AND EQUIPMENT	PROPERTY AND EQUIPMENTThe Company’s property and equipment consists primarily of a ROU asset. As at December 31, 2021 the property and equipment balance was $2 million (2020 - $2 million). The additions, amortization and disposals to property and equipment during 2021 were $Nil (2020 - $1 million, $Nil, $Nil).